Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) ($) (8)	Adjusted EBITDA (thousands) ($) (9)
					Total Stockholder Return ($) (6)	Peer Group Total Stockholder Return ($) (7)
2025	10,159,056	(2,344,864)	2,465,699	35,544	5.60	51.64	(357,262)	801,702
2024	8,044,971	6,450,674	2,506,533	2,043,116	17.51	66.94	14,480	853,986
2023	7,734,480	8,802,197	2,223,784	2,466,805	26.06	75.96	267,436	916,944
2022	4,796,029	220,818	1,661,147	(376,571)	32.65	61.01	234,118	911,851
2021	4,327,815	2,733,449	2,093,808	1,547,359	79.63	95.42	291,824	839,325

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
This table and the following discussion include figures for the “compensation actually paid” to Julia M. Laulis, our principal executive officer during the years presented (“PEO”), and our other NEOs, as calculated and presented in accordance with Item 402(v) of Regulation S-K. These calculated amounts incorporate the impact of changes in the price of our common stock on the value of unvested and unexercised equity awards, among other things, and do not necessarily reflect amounts of compensation earned by or paid to our PEO and other NEOs for the periods presented.
Our non-PEO NEOs for 2025 were Kenneth E. Johnson (COO); Todd M. Koetje (CFO); Megan M. Detz (Chief People Officer); and Anthony J. Mokry (Senior Vice President, Residential Services). Our non-PEO NEOs for 2024 were Kenneth E. Johnson (COO); Todd M. Koetje (CFO); Megan M. Detz (Chief People Officer); Peter N. Witty (Chief Legal and Administrative Officer); and Michael E. Bowker (Chief Growth Officer until April 30, 2024). Our non-PEO NEOs for 2023 were Michael E. Bowker (Chief Growth Officer); Todd M. Koetje (CFO); Kenneth E. Johnson (Chief Technology and Digital Officer effective January 1, 2023 until October 30, 2023 and Chief Technology and Innovation Officer for the remainder of 2023) and Peter N. Witty Senior Vice President, General Counsel until October 30, 2023, and Chief Legal and Administrative Officer thereafter). Our non-PEO NEOs for 2022 were Michael E. Bowker (COO); Steven S. Cochran (CFO until July 1, 2022); Todd M. Koetje (Senior Vice President, Business Development & Finance until July 1, 2022, and CFO thereafter); Kenneth E. Johnson Senior Vice President, Technology Services; and Eric M. Lardy (Senior Vice President, Operations and Integration). Our non-PEO NEOs for 2021 were Michael E. Bowker (COO); Steven S. Cochran (CFO); Megan M. Detz (Senior Vice President, Human Resources); and Todd M. Koetje (Senior Vice President, Business Development & Finance).

Peer Group Issuers, Footnote
The figures in this column reflect the cumulative TSR of the common stock of a specified peer group of companies (our “Peer Group”) for the periods presented assuming a hypothetical $100 investment on December 31, 2020 and that dividends, if any, were reinvested. The Peer Group consists of the following publicly traded data, video and voice services companies: Altice USA, Inc.; Charter Communications, Inc.; Comcast Corporation; and WideOpenWest, Inc. The stock price performance reflected in these figures is based on historical results and is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 10,159,056	$ 8,044,971	$ 7,734,480	$ 4,796,029	$ 4,327,815
PEO Actually Paid Compensation Amount	$ (2,344,864)	6,450,674	8,802,197	220,818	2,733,449
Adjustment To PEO Compensation, Footnote

(2)	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Less: Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2025	10,159,056	(8,566,881)	(3,929,576)	(7,463)	—	(2,344,864)
2024	8,044,971	(6,201,002)	4,611,440	(4,735)	—	6,450,674
2023	7,734,480	(6,190,794)	7,262,986	(4,476)	—	8,802,197
2022	4,796,029	(3,030,759)	(1,544,452)	—	—	220,818
2021	4,327,815	(2,074,008)	483,206	(3,564)	—	2,733,449

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values materially differ from those disclosed at the time of grant as a result of changes to the Black-Scholes model inputs used to value the SARs and the Monte Carlo simulations used to value the PSUs held by our PEO and other NEOs. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Applicable Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	2,156,006	(3,376,085)	—	(2,709,497)	—	—	(3,929,576)
2024	5,839,324	(725,568)	—	(502,316)	—	—	4,611,440
2023	7,757,504	(462,860)	—	(31,658)	—	—	7,262,986
2022	2,046,260	(3,535,473)	—	(55,239)	—	—	(1,544,452)
2021	2,662,699	(2,179,493)	—	—	—	—	483,206

(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2025	—	—	—
2024	—	—	—
2023	—	—	—
2022	—	—	—
2021	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 2,465,699	2,506,533	2,223,784	1,661,147	2,093,808
Non-PEO NEO Average Compensation Actually Paid Amount	$ 35,544	2,043,116	2,466,805	(376,571)	1,547,359
Adjustment to Non-PEO NEO Compensation Footnote

(5)	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the average “compensation actually paid” to the NEOs as a group (excluding our PEO), using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,465,699	(1,868,351)	(561,804)	35,544
2024	2,506,533	(1,902,979)	1,439,562	2,043,116
2023	2,223,784	(1,627,766)	1,870,787	2,466,805
2022	1,661,147	(1,060,591)	(977,127)	(376,571)
2021	2,093,808	(1,388,439)	841,990	1,547,359

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Applicable Year and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	474,574	(529,923)	—	(506,455)	—	—	(561,804)
2024	1,802,415	(211,877)	—	(150,976)	—	—	1,439,562
2023	2,039,612	(155,355)	—	(13,470)	—	—	1,870,787
2022	707,008	(1,425,793)	—	(258,342)	—	—	(977,127)
2021	1,437,587	(544,617)	—	(50,980)	—	—	841,990

Compensation Actually Paid vs. Total Shareholder Return
Executive Compensation Actually Paid and Cumulative Company and Peer Group TSR. The following chart shows the amount of compensation actually paid to Ms. Laulis and the average compensation actually paid to our NEOs as a group (excluding Ms. Laulis) as compared to the cumulative TSR of our common stock and peer group TSR over the five-year period of 2021 through 2025.

Compensation Actually Paid vs. Net Income
Executive Compensation Actually Paid and Net Income. The following chart shows the amount of compensation actually paid to Ms. Laulis and the average compensation actually paid to our NEOs as a group (excluding Ms. Laulis) as compared to our net income (loss) over the five-year period of 2021 through 2025.

Compensation Actually Paid vs. Company Selected Measure
Executive Compensation Actually Paid and Adjusted EBITDA. The following chart shows the amount of compensation actually paid to Ms. Laulis and the average compensation actually paid to our NEOs as a group (excluding Ms. Laulis) as compared to our Adjusted EBITDA over the five-year period of 2021 through 2025.

Total Shareholder Return Vs Peer Group
Executive Compensation Actually Paid and Cumulative Company and Peer Group TSR. The following chart shows the amount of compensation actually paid to Ms. Laulis and the average compensation actually paid to our NEOs as a group (excluding Ms. Laulis) as compared to the cumulative TSR of our common stock and peer group TSR over the five-year period of 2021 through 2025.

Tabular List, Table

■	Residential data revenues;

■	Business services revenues;

■	Adjusted EBITDA;

■	Adjusted EBITDA less capital expenditures; and

■	Adjusted capital expenditures as a percentage of Adjusted EBITDA.

Total Shareholder Return Amount	$ 5.6	17.51	26.06	32.65	79.63
Peer Group Total Shareholder Return Amount	51.64	66.94	75.96	61.01	95.42
Net Income (Loss)	$ (357,262,000)	$ 14,480,000	$ 267,436,000	$ 234,118,000	$ 291,824,000
Company Selected Measure Amount	801,702,000	853,986,000	916,944,000	911,851,000	839,325,000
PEO Name	Ms. Laulis
Additional 402(v) Disclosure
The figures in this column reflect the average of the amounts reported for the NEOs as a group (excluding our PEO, who has served as our CEO since 2017) in the “Total” column of the Summary Compensation Table in each applicable year.
The figures in this column reflect the cumulative TSR of our common stock for the periods presented assuming a hypothetical $100 investment on December 31, 2020 and assuming that dividends, if any, were reinvested. The stock price performance reflected in these figures is based on historical results and is not necessarily indicative of future stock price performance.
	The figures in this column reflect the amount of net income reported in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Residential data revenues;
Non-GAAP Measure Description
Adjusted EBITDA is our “Company-Selected Measure” for purposes of the SEC’s “pay versus performance” disclosure requirements pursuant to Item 402(v) of Regulation S-K. Please see Annex A of this Proxy Statement, entitled “Use of Non-GAAP Financial Measures” for the definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to net income (loss), which is the most directly comparable measure under GAAP, for the years ended December 31, 2025 and December 31, 2024.

Measure:: 2
Pay vs Performance Disclosure
Name	Business services revenues;
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA;
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA less capital expenditures; and
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted capital expenditures as a percentage of Adjusted EBITDA.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,463)	$ (4,735)	$ (4,476)	$ 0	$ (3,564)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,566,881)	(6,201,002)	(6,190,794)	(3,030,759)	(2,074,008)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,929,576)	4,611,440	7,262,986	(1,544,452)	483,206
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,156,006	5,839,324	7,757,504	2,046,260	2,662,699
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,376,085)	(725,568)	(462,860)	(3,535,473)	(2,179,493)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,709,497)	(502,316)	(31,658)	(55,239)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,868,351)	(1,902,979)	(1,627,766)	(1,060,591)	(1,388,439)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(561,804)	1,439,562	1,870,787	(977,127)	841,990
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	474,574	1,802,415	2,039,612	707,008	1,437,587
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(529,923)	(211,877)	(155,355)	(1,425,793)	(544,617)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(506,455)	(150,976)	(13,470)	(258,342)	(50,980)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0